Equity - Disclosure Of Groups Subsidiary Of Non Controlling Interest (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
Net assets attributable to NCI	S/ 145,724	S/ 311,281	S/ 493,082
Profit (loss)	123,958	(214,344)	(76,830)
Other Comprehensive Income (OCI)	(405,127)	438,011	(220,854)
Total comprehensive income	(281,169)	223,667	(297,684)
Profit allocated to NCI	13,687	39,577	8,776
Total comprehensive income allocated to NCI	(4,314)	139,375	(33,295)
Non-controlling interests [member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
Profit (loss)	13,687	39,577	8,776
Other Comprehensive Income (OCI)	(18,001)	99,798	(42,071)
Total comprehensive income	S/ (4,314)	S/ 139,375	S/ (33,295)
Non-controlling interests [member] | Clinica Vallesur [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	11.77%	30.47%	30.47%
Net assets	S/ 13,764	S/ 5,268	S/ 2,243
Net assets attributable to NCI	1,620	1,605	684
Profit (loss)	8,497	3,023	1,149
Total comprehensive income	8,497	3,023	1,149
Profit allocated to NCI	1,000	921	350
OCI allocated to NCI	0
Total comprehensive income allocated to NCI	S/ 1,000	S/ 921	S/ 350
Non-controlling interests [member] | Clinica Miraflores [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	2.66%	23.30%	23.30%
Net assets	S/ (10,188)	S/ (7,293)	S/ (2,444)
Net assets attributable to NCI	(271)	(1,699)	(569)
Profit (loss)	(2,927)	(4,782)	802
Total comprehensive income	(2,927)	(4,782)	802
Profit allocated to NCI	(78)	(1,114)	187
OCI allocated to NCI	0
Total comprehensive income allocated to NCI	S/ (78)	S/ (1,114)	S/ 187
Non-controlling interests [member] | PMLA [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	0.16%	21.38%	21.38%
Net assets	S/ 762,500	S/ 611,304	S/ 493,913
Net assets attributable to NCI	1,220	130,704	105,605
Profit (loss)	39,737	20,519	(34,894)
Other Comprehensive Income (OCI)	(42,500)	96,957	(111,752)
Total comprehensive income	(2,763)	117,476	(146,646)
Profit allocated to NCI	64	4,387	(7,461)
OCI allocated to NCI	(68)	20,731	(23,894)
Total comprehensive income allocated to NCI	S/ (4)	S/ 25,118	S/ (31,355)
Non-controlling interests [member] | Clinica Portoazul [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	39.00%	51.93%	51.93%
Net assets	S/ 124,354	S/ 141,179	S/ 116,815
Net assets attributable to NCI	48,498	73,317	60,664
Profit (loss)	(697)	(2,699)	20,895
Other Comprehensive Income (OCI)	(16,128)	27,064	(28,666)
Total comprehensive income	(16,825)	24,365	(7,771)
Profit allocated to NCI	(272)	(1,402)	10,851
OCI allocated to NCI	(6,290)	14,055	(14,887)
Total comprehensive income allocated to NCI	S/ (6,562)	S/ 12,653	S/ (4,036)
Non-controlling interests [member] | Oncomedica [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	31.19%	44.84%	44.84%
Net assets	S/ 303,485	S/ 312,257	S/ 230,063
Net assets attributable to NCI	94,657	140,016	103,160
Profit (loss)	44,152	43,470	38,702
Other Comprehensive Income (OCI)	(37,329)	55,867	(54,977)
Total comprehensive income	6,823	99,337	(16,275)
Profit allocated to NCI	13,771	19,492	17,354
OCI allocated to NCI	(11,643)	25,051	(24,652)
Total comprehensive income allocated to NCI	2,128	S/ 44,543	S/ (7,298)
Non-controlling interests [member] | Auna Salud [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage		21.20%	21.20%
Net assets		S/ (154,070)	S/ 1,054,425
Net assets attributable to NCI		(32,662)	223,538
Profit (loss)		81,566	(58,988)
Other Comprehensive Income (OCI)		188,499	100,761
Total comprehensive income		270,065	41,774
Profit allocated to NCI		17,293	(12,505)
OCI allocated to NCI		39,961	21,362
Total comprehensive income allocated to NCI		57,254	8,856
Non-controlling interests [member] | Total for all subsidiaries [member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
Net assets	1,193,915	908,645	1,895,015
Net assets attributable to NCI	145,724	311,281	493,082
Profit (loss)	88,762	141,097	(32,334)
Other Comprehensive Income (OCI)	(95,957)	368,387	(94,633)
Total comprehensive income	(7,195)	509,484	(126,967)
Profit allocated to NCI	14,485	39,577	8,776
OCI allocated to NCI	(18,001)	99,798	(42,071)
Total comprehensive income allocated to NCI	S/ (3,516)	S/ 139,375	S/ (33,295)